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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-09911
                                   ---------------------------------------------

                            HUSSMAN INVESTMENT TRUST
--------------------------------------------------------------------------------
               Exact name of registrant as specified in charter)

                             5136 Dorsey Hall Drive
                         Ellicott City, Maryland 21042
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:      June 30, 2009
                           --------------------------------

Date of reporting period:     July 1, 2008 - June 30, 2009
                           --------------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Hussman Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ John P. Hussman
                         -------------------------------------------------------
                              John P. Hussman, President

Date:     July ____, 2009

* Print the name and title of each signing officer under his or her signature.

Name of Fund: Hussman Strategic Growth Fund (HSGFX)
------------------------------------------------------------------------------------------------------------------------------------
For shareholder meetings held from July 1, 2008 through June 30, 2009
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               How did
                                                                                                               the Fund   Did the
                                                                                                               Cast its     Fund
                                                                     Brief                Proposed      Did      Vote?      vote
                                            Shareholder         Identification          by Issuer or    the       FOR,      For or
                      Ticker                  Meeting            of the Matter            Security      Fund    AGAINST,   Against
  Issuer Name         Symbol      CUSIP        Date                Voted On                Holder?      Vote?   ABSTAIN  Management?
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion     RIMM     760975102    07/15/08   The election of recommended        Issuer        Yes     For        For
                                                        Directors
                                                        The re-appointment of Ernst &      Issuer        Yes     For        For
                                                        Young as independent auditors of
                                                        the company and authorizing the
                                                        Directors to fix their
                                                        remuneration
------------------------------------------------------------------------------------------------------------------------------------
DELL Inc               DELL     24702R101    07/18/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Ratification of independent        Issuer        Yes     For        For
                                                        auditor
                                                        Approval of executive annual       Issuer        Yes     Against    Against
                                                        incentive bonus plan
                                                        Reimbursement of proxy expenses    Security      Yes     Against    For
                                                                                           holder
                                                        Advisory vote on executive         Security      Yes     For        Against
                                                        compensation                       holder
------------------------------------------------------------------------------------------------------------------------------------
BT Group               BT       05577E101    07/16/08   Report and accounts                Issuer        Yes     For        For
                                                        Remuneration report                Issuer        Yes     For        For
                                                        Election of all nominees           Issuer        Yes     For        For
                                                        Reappointment of auditors          Issuer        Yes     For        For
                                                        Remuneration of auditors           Issuer        Yes     For        For
                                                        Authority to allot shares          Issuer        Yes     For        For
                                                        Authority to allot shares for      Issuer        Yes     For        For
                                                        cash
                                                        Authority to purchase own shares   Issuer        Yes     For        For
                                                        Authority for political donations  Issuer        Yes     For        For
------------------------------------------------------------------------------------------------------------------------------------
Plantronics Inc        PLT      727493108    07/23/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratify and approve amendments to   Issuer        Yes     Against    Against
                                                        the 2003 stock plan
                                                        Ratify and approve amendments to   Issuer        Yes     For        For
                                                        the 2002 stock purchase plan
                                                        Ratify the appointment of          Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        independent registered public
                                                        accounting firm of Plantronics
                                                        for fiscal 2009
------------------------------------------------------------------------------------------------------------------------------------
Forest Labs Inc        FRX      345838106    08/11/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Adoption of the amended and        Issuer        Yes     For        For
                                                        restated certificate of
                                                        incorporation
                                                        Ratification of BD Seidman as      Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc          MDT      585055106    08/21/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        Medtronic's independent
                                                        registered public accounting firm
                                                        To approve the Medtronic Inc.      Issuer        Yes     Against    Against
                                                        2008 stock award and incentive
                                                        plan
------------------------------------------------------------------------------------------------------------------------------------
Patterson Companies    PDCO     703395103    09/08/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To approve the deferred profit     Issuer        Yes     For        For
                                                        sharing plan for the employees
                                                        of Patterson Dental Canada Inc
                                                        To ratify the selection of Ernst   Issuer        Yes     For        For
                                                        & Young as our independent
                                                        registered public accounting
                                                        firm for the fiscal year ending
                                                        4/25/09
------------------------------------------------------------------------------------------------------------------------------------
Check Point Software   CHKP     M22465104    09/04/08   Election of Directors              Issuer        Yes     For        For
                                                        To ratify the appointment and      Issuer        Yes     For        For
                                                        compensation of Check Point's
                                                        independent public accountants
                                                        To approve compensation to check   Issuer        Yes     For        For
                                                        point's chief executive officer
                                                        who is also the chairman of the
                                                        Board of Directors
                                                        I am a controlling shareholder     Issuer        Yes     Against    Against
                                                        of the company (For=Yes; Against=No)
                                                        I have a personal interest in      Issuer        Yes     Against    Against
                                                        item #4 (For=Yes; Against=No)
------------------------------------------------------------------------------------------------------------------------------------
Omni Vision            OVTI     682128103    09/25/08   Directors recommend a vote for     Issuer        Yes     For        For
Technologies                                            election of all nominees
                                                        Ratification of                    Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's independent registered
                                                        Public accounting firm for the
                                                        fiscal year ending 4/30/2009
------------------------------------------------------------------------------------------------------------------------------------
Nike Inc               NKE      654106103    09/22/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Avant                  AVAN     53491205     09/25/08   Directors recommend a vote for     Issuer        Yes     For        For
Immunotherapeutics,                                     election of all nominees
Inc.
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as our
                                                        independent registered public
                                                        accounting firm for 2008
                                                        Approve an amendment to our        Issuer        Yes     For        For
                                                        certificate of incorporation to
                                                        change our name to Celldex
                                                        Therapeutics, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Med Group    PDX      705324101    09/24/08   Proposal to approve the amended    Issuer        Yes     For        For
                                                        and restated Pediatrix 1996
                                                        non-qualified employee stock
                                                        purchase plan
------------------------------------------------------------------------------------------------------------------------------------
Shire PLC              SHPGY    82481R106    09/24/08   A vote for all nominees            Issuer        Yes     For        For
                                                        To appoint Deloitte & Touche as    Issuer        Yes     For        For
                                                        auditors of the company to hold
                                                        office from the conclusion of
                                                        the meeting to the conclusion of
                                                        the annual general meeting of
                                                        the company to be held  in 2009
                                                        To authorize the audit,            Issuer        Yes     For        For
                                                        compliance and risk committee of
                                                        the board to determine the
                                                        remuneration of the auditors
                                                        To resolve that the authority to   Issuer        Yes     For        For
                                                        allot relevant securities
                                                        To resolve that subject to the     Issuer        Yes     For        For
                                                        passing of the previous
                                                        resolution, the authority to
                                                        allot equity securities
                                                        To resolve that the company be     Issuer        Yes     For        For
                                                        and is hereby generally and
                                                        unconditionally authorized
                                                        To resolve that the name of the    Issuer        Yes     For        For
                                                        company be changed to Shire plc
                                                        and that the requisite changes
                                                        be made to the company's
                                                        memorandum and articles of
                                                        association
------------------------------------------------------------------------------------------------------------------------------------
Global Payments Inc    GPN      37940x102    09/26/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        On the proposal to ratify the      Issuer        Yes     For        For
                                                        reappointment of Deloitte &
                                                        Touche as the  company's
                                                        independent public accountants
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co    PG       742718109    10/14/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratify appointment of the          Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
                                                        Amend company's amended articles   Issuer        Yes     For        For
                                                        of incorporation to adopt
                                                        majority voting
                                                        Shareholder proposal to rotate     Security      Yes     Against    For
                                                        location of annual meeting         holder
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        advisory vote on executive         holder
                                                        compensation
------------------------------------------------------------------------------------------------------------------------------------
Applied Biosystems     ABI      038149100    10/16/08   Approve and adopt the agreement    Issuer        Yes     For        For
Inc                                                     and plan of merger, as amended
                                                        by and among Invitrogen
                                                        corporation, Atom acquisition,
                                                        LLC and Applied Biosystems Inc.
                                                        as such agreement may be amended
                                                        from time to time and to approve
                                                        the merger of applied Biosystems
                                                        Inc with and into atom
                                                        acquisition, LLC all as more
                                                        fully described in the proxy
                                                        statement.
                                                        To adjourn the Applied             Issuer        Yes     For        For
                                                        Biosystems special meeting of
                                                        stockholders, if necessary to
                                                        solicit additional proxies if
                                                        there are not sufficient votes
                                                        for the foregoing proposal.
------------------------------------------------------------------------------------------------------------------------------------
Brinker                EAT      109641100    10/30/08   Directors recommend a vote for     Issuer        Yes     For        For
International Inc                                       election of all nominees
                                                        The ratification of the            Issuer        Yes     For        For
                                                        appointment of KPMG as
                                                        independent auditors for the
                                                        fiscal year 2009
                                                        Amendment to the stock option      Issuer        Yes     Against    Against
                                                        and incentive plan
                                                        Approval of shareholder proposal   Security      Yes     For        Against
                                                        submitted by PETA                  holder
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology     STX      G7945J104    10/30/08   Vote for all nominees              Issuer        Yes     For        For
                                                        Proposal to approve the Seagate    Issuer        Yes     Against    Against
                                                        technology executive officer
                                                        performance bonus plan
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of Ernst & Young as
                                                        the independent registered
                                                        public accounting firm of
                                                        Seagate technology for the
                                                        fiscal year ending July 3, 2009
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc          SYNA     87157D109    10/21/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of KPMG as
                                                        independent registered public
                                                        accounting firm as the
                                                        independent auditor of our
                                                        company for the fiscal year
                                                        ending 6/27/09
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp   WDC      958102105    11/06/08   Vote for all nominees              Issuer        Yes     For        For
                                                        To approve an amendment to the     Issuer        Yes     For        For
                                                        company's 2005 employee stock
                                                        purchase plan that would
                                                        increase by 8,000,000 the number
                                                        of shares of common stock
                                                        available for issuance under the
                                                        plan
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the independent
                                                        registered public accounting
                                                        firm for Western Digital
                                                        corporation for the fiscal yar
                                                        ending 4/3/2009
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc          CSCO     17275R102    11/13/08   Vote for all nominees              Issuer        Yes     For        For
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Pricewaterhousecoopers as
                                                        Cisco's independent registered
                                                        public accounting firm for the
                                                        fiscal year ending 7/25/2009
                                                        Proposal submitted by a            Security      Yes     Against    For
                                                        shareholder to amend the           holder
                                                        company's bylaws to establish a
                                                        board committee on human rights
                                                        Proposal submitted by              Security      Yes     For        Against
                                                        shareholders requesting the        holder
                                                        board to publish a report to
                                                        shareholders within six months
                                                        providing a summarized listing
                                                        and assessment of concrete steps
                                                        Cisco could reasonably take to
                                                        reduce the likelihood that its
                                                        business practices might enable
                                                        or encourage the violation of
                                                        human rights, as set forth in
                                                        the proxy statement
------------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels         ADM      039483102    11/06/08   Election of all nominees           Issuer        Yes     For        For
Midland co.
                                                        Ratify the appointment of Ernst    Issuer        Yes     For        For
                                                        & Young as independent
                                                        accountants for the fiscal year
                                                        ending 6/30/09
                                                        Adopt stockholder's proposal       Security      Yes     For        Against
                                                        regarding global human rights      holder
                                                        standards
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp         MSFT     594918104    11/19/08   Election of all nominees           Issuer        Yes     For        For
                                                        Approval of material terms of      Issuer        Yes     Against    Against
                                                        performance criteria under the
                                                        executive officer incentive plan
                                                        Approval of amendments to the      Issuer        Yes     Against    Against
                                                        1999 stock option plan for
                                                        non-employee Directors
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        Deloitte & Touche as the
                                                        company's independent auditor
                                                        Shareholder proposal adoption of   Security      Yes     Against    For
                                                        policies on internet censorship    holder
                                                        Shareholder proposal               Security      Yes     Against    For
                                                        establishment of Board committee   holder
                                                        on human rights
                                                        Shareholder proposal -             Security      Yes     For        Against
                                                        Disclosure of charitable           holder
                                                        contributions
------------------------------------------------------------------------------------------------------------------------------------
DeVry Inc              DV       251893103    11/13/08   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of selection of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Bank of America        BAC      060505104    12/05/08   A proposal to approve the          Issuer        Yes     For        For
                                                        issuance of shares of Bank of
                                                        America common stock as
                                                        contemplated by the agreement
                                                        and plan of merger, dated as of
                                                        Sept. 15, 2008 by and between
                                                        Merrill Lynch & Co. Inc and Bank
                                                        of America Corporation, as such
                                                        agreement may be amended from
                                                        time to time
                                                        A proposal to approve an           Issuer        Yes     Against    Against
                                                        amendment to the 2003 Key
                                                        associate stock plan, as amended
                                                        and restated
                                                        A proposal to adopt an amendment   Issuer        Yes     For        For
                                                        to the Bank of America amended
                                                        and restated certificate of
                                                        incorporation to increase the
                                                        number of authorized shares of
                                                        Bank of America common stock
                                                        from 7.5 billion to 10 billion
                                                        A proposal to approve the          Issuer        Yes     For        For
                                                        adjournment of the special
                                                        meeting, if necessary or
                                                        appropriate, to solicit
                                                        additional proxies in the event
                                                        that there are not sufficient
                                                        votes at the time of the special
                                                        meeting to approve the foregoing
                                                        proposals
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.           WAG      931422109    01/14/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of Deloitte & Touche as
                                                        independent registered public
                                                        accounting firm
                                                        To amend the Walgreen Co. 1982     Issuer        Yes     For        For
                                                        employees stock purchase plan to
                                                        increase the number of shares of
                                                        common stock authorized for
                                                        issuance under the plan
                                                        Shareholder proposal that the      Security      Yes     Against    For
                                                        chairman of the board be an        holder
                                                        independent director who has not
                                                        previously served as an
                                                        executive officer of Walgreen Co
                                                        Shareholder proposal that          Security      Yes     Against    For
                                                        Walgreen Co. shareholders vote     holder
                                                        to ratify the compensation of
                                                        the named executive officers
------------------------------------------------------------------------------------------------------------------------------------
Sonic Corp             SONIC    835451105    01/15/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
------------------------------------------------------------------------------------------------------------------------------------
Apple                  AAPL     037833100    02/25/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        contributions and expenditure      holder
                                                        report, if properly presented at
                                                        the meeting
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        adoption of principles for         holder
                                                        health care reform, if properly
                                                        presented at the meeting
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        sustainability report,if           holder
                                                        properly presented at the meeting
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        advisory vote on compensation,     holder
                                                        if properly presented at the
                                                        meeting
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Incorporated  QCOM     747525103    03/03/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To ratify the selection of         Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's independent public
                                                        accountants for the company's
                                                        fiscal year ending 9/27/09
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation  SBUX     855244109    03/18/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Amendments to equity plans for     Issuer        Yes     Against    Against
                                                        one time stock option  exchange
                                                        program for employees other than
                                                        Directors & Executive Officers
                                                        Proposal to ratify the selection   Issuer        Yes     For        For
                                                        of Deloitte & Touche as the
                                                        independent registered Public
                                                        accounting firm for fiscal 2009.
------------------------------------------------------------------------------------------------------------------------------------
Cabot                  CCMP     12709P103    03/03/09   Directors recommend a vote for     Issuer        Yes     For        For
Microelectronics                                        all nominees
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's independent auditors
                                                        for fiscal year 2009
------------------------------------------------------------------------------------------------------------------------------------
The Walt Disney        DIS      254687106               Directors recommend a vote for     Issuer        Yes     For        For
Company                                                 all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's registered public
                                                        Accountants for 2009
                                                        To approve the amendments to the   Issuer        Yes     Against    Against
                                                        amended and restated 2005 stock
                                                        incentive plan
                                                        To approve the terms of the        Issuer        Yes     Against    Against
                                                        amended and restated 2002
                                                        executive performance plan
                                                        To approve the shareholder         Security      Yes     For        Against
                                                        proposal relating to political     holder
                                                        contributions reporting
                                                        To approve the shareholder         Security      Yes     Against    For
                                                        proposal relating to death         holder
                                                        benefit payments
                                                        To approve the shareholder         Security      Yes     For        Against
                                                        proposal relating to shareholder   holder
                                                        advisory vote on the executive
                                                        compensation
------------------------------------------------------------------------------------------------------------------------------------
Novartis               NVS      66987V109    02/24/09   Approval of the annual report,     Issuer        Yes     For        For
                                                        financial statements and group
                                                        consolidated Financial
                                                        statements for the business year
                                                        2008
                                                        Discharge from liability of the    Issuer        Yes     For        For
                                                        members of the Board of
                                                        Directors and executive committee
                                                        Appropriation of available         Issuer        Yes     For        For
                                                        earnings of Novartis as per
                                                        balance sheet and declaration of
                                                        dividend
                                                        Reduction of share capital         Issuer        Yes     For        For
                                                        Amendments to the articles of      Security      Yes     For        Against
                                                        incorporation - introduction of    holder
                                                        a consultative vote on the
                                                        remuneration report
                                                        Amendments to the articles of      Issuer        Yes     For        For
                                                        incorporation  - purpose
                                                        Amendments to the articles of      Issuer        Yes     For        For
                                                        incorporation - auditors
                                                        Vote for all nominees              Issuer        Yes     For        For
                                                        Appointment of the auditor         Issuer        Yes     For        For
                                                        Additional and/or                  Issuer        Yes     For        For
                                                        counter-proposals presented at
                                                        the meeting
------------------------------------------------------------------------------------------------------------------------------------
Martek BioSciences     MATK     572901106    03/19/09   Election of all nominees           Issuer        Yes     For        For
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Ernst & Young as the company's
                                                        independent registered public
                                                        accounting firm for the fiscal
                                                        year 2009
------------------------------------------------------------------------------------------------------------------------------------
Adobe                  ADBE     00724F101    04/01/09   Election of all nominees           Issuer        Yes     For        For
                                                        Approval of the amendment of the   Issuer        Yes     Against    Against
                                                        Adobe systems incorporated
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of KPMG as the company's
                                                        independent registered public
                                                        accounting firm for the fiscal
                                                        year ending on November 27,2009
------------------------------------------------------------------------------------------------------------------------------------
General Electric       GE       369604103    04/22/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of KPMG               Issuer        Yes     For        For
                                                        Cumulative voting                  Security      Yes     Against    For
                                                                                           holder
                                                        Executive compensation Advisory    Security      Yes     For        Against
                                                        Vote                               holder
                                                        Independent Study regarding        Security      Yes     For        Against
                                                        breaking up GE                     holder
                                                        Dividend Policy                    Security      Yes     For        Against
                                                                                           holder
                                                        Shareholder vote on golden         Security      Yes     For        Against
                                                        parachute                          holder
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp         WHR      963320106    04/21/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of Ernst & Young as Whirlpool's
                                                        independent registered public
                                                        accounting firm for 2009
                                                        Approval of the Whirlpool          Issuer        Yes     Against    Against
                                                        corporation performance
                                                        excellence plan
                                                        Management's proposal to amend     Issuer        Yes     For        For
                                                        whirlpool's restated certificate
                                                        of incorporation to declassify
                                                        whirlpool's board of Directors
                                                        Management's proposal to amend     Issuer        Yes     For        For
                                                        article six of Whirlpool's
                                                        restated certificate of
                                                        incorporation to eliminate
                                                        supermajority vote provisions
                                                        Management's proposal to amend     Issuer        Yes     For        For
                                                        articles eight and ten of
                                                        Whirlpool's restated certificate
                                                        of incorporation to eliminate
                                                        supermajority vote provisions
                                                        Stockholder proposal to elect      Security      Yes     Against    For
                                                        each Director annually             holder
                                                        Stockholder proposal to            Security      Yes     Against    For
                                                        eliminate supermajority            holder
                                                        stockholder vote provisions
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson      JNJ      478160104    04/23/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        Independent registered public
                                                        accounting firm
                                                        Advisory vote on executive         Security      Yes     For        Against
                                                        compensation                       holder
------------------------------------------------------------------------------------------------------------------------------------
IBM                    IBM      459200101    04/28/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
                                                        Approval of long term incentive    Issuer        Yes     Against    Against
                                                        performance terms for certain
                                                        executives pursuant to section
                                                        162m of the internal revenue code
                                                        Stockholder proposal on            Security      Yes     Against    For
                                                        cumulative voting                  holder
                                                        Stockholder proposal on            Security      Yes     Against    For
                                                        executive compensation and         holder
                                                        pension income
                                                        Stockholder proposal on advisory   Security      Yes     For        Against
                                                        vote on executive compensation     holder
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Com          LLY      532457108    04/20/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        by the audit committee of the
                                                        Board of Directors of Ernst &
                                                        Young as principal independent
                                                        auditor for 2009
                                                        Approve amendments to the          Issuer        Yes     For        For
                                                        articles of incorporation to
                                                        provide for annual election of
                                                        all Directors
                                                        Reapprove the material terms of    Issuer        Yes     Against    Against
                                                        performance goals for the Eli
                                                        Lilly and company bonus plan
                                                        Proposal by shareholders           Security      Yes     Against    For
                                                        requesting that the board          holder
                                                        eliminate all supermajority
                                                        voting provisions from the
                                                        company's articles of
                                                        incorporation and bylaws
                                                        Proposal by shareholders           Security      Yes     Against    For
                                                        requesting that the company        holder
                                                        amend its articles of
                                                        incorporation to allow
                                                        shareholders to amend the
                                                        company's bylaw by majority
                                                        vote
                                                        Proposal by shareholder            Security      Yes     Against    For
                                                        requesting that the Board of       holder
                                                        Directors adopt a policy of
                                                        asking shareholders to ratify
                                                        the compensation of named
                                                        executive officers at the annual
                                                        meeting of shareholders
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway     BRK/A    084670108    05/02/09   Directors recommend a vote for     Issuer        Yes     For        For
Inc                                                     all nominees
                                                        To approve the shareholder         Security      Yes     Against    For
                                                        proposal with respect to the       holder
                                                        production of a sustainability
                                                        report
------------------------------------------------------------------------------------------------------------------------------------
American Express Co.   AXP      025816109    04/27/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of                    Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as our
                                                        independent registered public
                                                        accounting firm for 2009
                                                        Advisory vote on executive         Issuer        Yes     For        For
                                                        compensation
                                                        Shareholder proposal relating to   Security      Yes     Against    For
                                                        cumulative voting for Directors    holder
                                                        Shareholder proposal relating to   Security      Yes     Against    For
                                                        the calling of special             holder
                                                        shareholder meeting
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc          C        172967101    04/21/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Proposal to ratify the selection   Issuer        Yes     For        For
                                                        of KPMG as Citi's independent
                                                        registered public accounting
                                                        firm for 2009
                                                        Proposal to approve the            Issuer        Yes     Against    Against
                                                        Citigroup 2009 stock incentive
                                                        plan
                                                        Proposal to approve Citi's 2008    Security      Yes     Against    Against
                                                        executive compensation             holder
                                                        Stockholder proposal requesting    Security      Yes     For        Against
                                                        a report on prior governmental     holder
                                                        service of certain individuals
                                                        Stockholder proposal requesting    Security      Yes     For        Against
                                                        a report on political              holder
                                                        contributions
                                                        Stockholder proposal requesting    Security      Yes     Against    For
                                                        a report on predatory credit       holder
                                                        card practices
                                                        Stockholder proposal requesting    Security      Yes     Against    For
                                                        that two candidates be nominated   holder
                                                        for each board position
                                                        Stockholder proposal requesting    Security      Yes     Against    For
                                                        a report on Carbon principles      holder
                                                        Stockholder proposal requesting    Security      Yes     For        Against
                                                        that executive officers retain     holder
                                                        75% of the shares acquired
                                                        through compensation plans for
                                                        two years following termination
                                                        of employment
                                                        Stockholder proposal requesting    Security      Yes     For        Against
                                                        additional disclosure regarding    holder
                                                        Citi's compensation consultants
                                                        Stockholder proposal requesting    Security      Yes     For        Against
                                                        that stockholders holding 10% or   holder
                                                        above have the right to call
                                                        special shareholder meetings
                                                        Stockholder proposal requesting    Security      Yes     Against    For
                                                        cumulative voting                  holder
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc             PFE      717081103    04/23/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Proposal to ratify the selection   Issuer        Yes     For        For
                                                        of KPMG as independent
                                                        registered public accounting
                                                        firm for 2009
                                                        Proposal to approve the Pfizer     Issuer        Yes     Against    Against
                                                        Inc. 2004 stock plan, as amended
                                                        and restated
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        stock options                      holder
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        advisory vote on executive         holder
                                                        compensation
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        cumulative voting                  holder
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        special shareholder meetings       holder
------------------------------------------------------------------------------------------------------------------------------------
Sigma Aldrich Corp     SIAL     826552101    05/05/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of KPMG as the company's
                                                        independent registered public
                                                        accounting firm for 2009
------------------------------------------------------------------------------------------------------------------------------------
PF Chang's China       PFCB     69333Y108    04/28/09   Election of all nominees           Issuer        Yes     For        For
Bistro
                                                        Appointment of KPMG as the         Issuer        Yes     For        For
                                                        company's independent registered
                                                        public accounting firm for the
                                                        year ending 1/3/2010
                                                        Approval of adjournment of the     Issuer        Yes     For        For
                                                        meeting to solicit additional
                                                        proxies
------------------------------------------------------------------------------------------------------------------------------------
Bank of America        BAC      060505104    04/29/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Ratification of the independent    Issuer        Yes     For        For
                                                        registered public accounting
                                                        firm for 2009
                                                        An advisory(non-binding) vote      Issuer        Yes     For        For
                                                        approving executive compensation
                                                        Stockholder proposal -             Security      Yes     For        Against
                                                        Disclosure of government           holder
                                                        employment
                                                        Stockholder proposal- Advisory     Security      Yes     For        Against
                                                        vote on exec comp                  holder
                                                        Stockholder proposal -             Security      Yes     Against    For
                                                        cumulative voting                  holder
                                                        Stockholder proposal - Special     Security      Yes     Against    For
                                                        stockholder meetings               holder
                                                        Stockholder proposal -             Security      Yes     Against    For
                                                        independent Board chairman         holder
                                                        Stockholder proposal - predatory   Security      Yes     Against    For
                                                        credit card lending practices      holder
                                                        Stockholder proposal - adoption    Security      Yes     Against    For
                                                        of principles for health care      holder
                                                        reform
                                                        Stockholder proposal - limits on   Security      Yes     Against    For
                                                        exec comp                          holder
------------------------------------------------------------------------------------------------------------------------------------
Avery Dennison         AVY      053611109    04/23/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of PriceWaterHouseCoopers as the
                                                        company's independent auditor
                                                        for the current fiscal year
                                                        which ends 1/2/10
                                                        Approval of the senior executive   Issuer        Yes     Against    Against
                                                        annual incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Adtran                 ADTN     00738A106    05/06/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratify the appointment of          Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        independent registered public
                                                        accounting firm of Adtran for
                                                        the fiscal year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson      JNJ      478160104    04/23/09   The Board of Directors             Issuer        Yes     For        For
                                                        recommends a vote for all
                                                        nominees
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm
                                                        Advisory vote on executive         Security      Yes     For        Against
                                                        compensation                       holder
------------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Inc IDXX     45168D104    05/06/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Adoption of the Idexx              Issuer        Yes     Against    Against
                                                        Laboratories Inc. 2009 stock
                                                        incentive plan. To approve and
                                                        adopt the 2009 stock incentive
                                                        plan
                                                        Amendment to Idexx laboratories,   Issuer        Yes     For        For
                                                        Inc. 1997 employee stock
                                                        purchase plan. To approve and
                                                        adopt a proposed amendment to
                                                        our 1997 employee stock purchase
                                                        plan to increase the number of
                                                        shares authorized for issuance
                                                        under the plan from 1,240,000
                                                        shares to 1,590,000 shares
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm. To ratify the
                                                        selection by the audit committee
                                                        of the board of Directors for
                                                        PriceWaterHouseCoopers as our
                                                        independent registered public
                                                        independent  accounting firm for
                                                        the current fiscal year
                                                        Other business to conduct such     Issuer        Yes     For        For
                                                        other business as may properly
                                                        come before the annual meeting
------------------------------------------------------------------------------------------------------------------------------------
Life Technologies      LIFE     53217V109    4/30/2009  Directors recommend a vote for     Issuer        Yes     For        For
Corp                                                    all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of Ernst & Young as independent
                                                        auditors for the company for
                                                        fiscal year 2009
                                                        Amendment of the Invitrogen        Issuer        Yes     For        For
                                                        corporation 1998 employee stock
                                                        purchase plan
                                                        Adoption of the life               Issuer        Yes     For        For
                                                        technologies corporation 1999
                                                        employee stock purchase plan
                                                        Adoption of the company's 2009     Issuer        Yes     Against    Against
                                                        equity incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Amgen                  AMGN     031162100    05/06/09   Vote for all nominees              Issuer        Yes     For        For
                                                        To ratify the selection of Ernst   Issuer        Yes     For        For
                                                        & Young as our independent
                                                        registered public accounting
                                                        firm for the fiscal year ending
                                                        12/31/2009
                                                        to approve the proposed 2009       Issuer        Yes     Against    Against
                                                        equity incentive plan, which
                                                        authorizes the issuance of
                                                        100,000,000 shares.
                                                        To  approve the proposed           Issuer        Yes     For        For
                                                        amendment to our restated
                                                        certificate of incorporation as
                                                        amended which reduces the 66 and
                                                        2/3 % voting requirement to a
                                                        simple majority voting
                                                        requirement for approval of
                                                        certain business combinations
                                                        Stockholder proposal to amend      Security      Yes     Against    For
                                                        our by-laws to permit 10 percent   holder
                                                        of our outstanding common stock
                                                        the ability to call special
                                                        meetings
                                                        Stockholder proposal to change     Security      Yes     Against    For
                                                        our jurisdiction of                holder
                                                        incorporation from Delaware to
                                                        North Dakota
------------------------------------------------------------------------------------------------------------------------------------
Aztrazeneca            AZN      046353108    04/30/09   To receive the company's           Issuer        Yes     For        For
                                                        accounts and the reports of the
                                                        Directors and auditor for the
                                                        year ended 12/31/08
                                                        To confirm dividends               Issuer        Yes     For        For
                                                        To re-appoint KPMG as auditor      Issuer        Yes     For        For
                                                        To authorize the Directors to      Issuer        Yes     For        For
                                                        set the remuneration of the
                                                        auditors
                                                        To elect all nominees              Issuer        Yes     For        For
                                                        To approve the Directors'          Issuer        Yes     For        For
                                                        remuneration report for the year
                                                        ended 12/31/08
                                                        To authorize limited EU            Issuer        Yes     Against    Against
                                                        political donations
                                                        To authorize the Directors to      Issuer        Yes     Against    Against
                                                        allot unissued shares
                                                        To authorize the Directors to      Issuer        Yes     Against    Against
                                                        disapply pre-emption rights
                                                        To authorize the company to        Issuer        Yes     For        For
                                                        purchase its own shares
------------------------------------------------------------------------------------------------------------------------------------
Shire                  SHPGY    82481R106    04/28/09   To receive the company's           Issuer        Yes     For        For
                                                        accounts  for the year ended
                                                        12/31/08
                                                        To approve the Directors'          Issuer        Yes     For        For
                                                        remuneration report for the year
                                                        ended 12/31/08
                                                        To elect all nominees              Issuer        Yes     For        For
                                                        To re-appoint Deloitte as          Issuer        Yes     For        For
                                                        auditors of the company to hold
                                                        office from the conclusion of
                                                        the meeting to the conclusion of
                                                        the annual general meeting of
                                                        the company to be held in 2010.
                                                        To authorize the audit,            Issuer        Yes     For        For
                                                        compliance and risk committee of
                                                        the Board to determine the
                                                        remuneration of the auditors
                                                        To resolve that the authority to   Issuer        Yes     Against    Against
                                                        allot relevant securities
                                                        conferred on the Directors by
                                                        article 10 paragraph b of the
                                                        company's articles of
                                                        association be renewed and for
                                                        this purpose the authorized
                                                        allotment amount shall be all as
                                                        more fully described in the
                                                        proxy statement
                                                        To resolve that subject to the     Issuer        Yes     For        For
                                                        passing of the previous
                                                        resolution the authority to
                                                        allot equity securities wholly
                                                        for cash, all as more fully
                                                        described in the proxy statement
                                                        To resolve that the company be     Issuer        Yes     Against    Against
                                                        and is hereby generally and
                                                        unconditionally authorized all
                                                        as more fully described in the
                                                        proxy statement
------------------------------------------------------------------------------------------------------------------------------------
Broadcom               BRCM     111320107    05/14/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the company's
                                                        independent public accounting
                                                        firm for the year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings        ZMH      98956P102    05/04/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
                                                        Approval of the 2009 stock         Issuer        Yes     Against    Against
                                                        incentive plan
                                                        Approval of an extension of the    Issuer        Yes     Against    Against
                                                        stock plan for non-employee
                                                        Directors
                                                        Approval of an extension of the    Issuer        Yes     Against    Against
                                                        restated deferred compensation
                                                        plan for non-employee Directors
------------------------------------------------------------------------------------------------------------------------------------
Netapp Inc             NTAP     64110D104    04/21/09   To approve a proposal to allow     Issuer        Yes     Against    Against
                                                        the company to conduct a
                                                        one-time stock option exchange
                                                        program and an amendment to the
                                                        1999 stock option plan and other
                                                        equity plans to facilitate the
                                                        stock option exchange
------------------------------------------------------------------------------------------------------------------------------------
Commscope Inc          CTV      203372107    05/01/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Approval of an increase in the     Issuer        Yes     Against    Against
                                                        number of shares of common stock
                                                        authorized for issuance under
                                                        the Commscope Inc. 2006 long
                                                        term incentive plan
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Ernst & Young as the company's
                                                        independent registered public
                                                        accounting firm for 2009
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp            ALTR     021441100    05/12/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To approve an amendment to the     Issuer        Yes     Against    Against
                                                        2005 equity incentive plan to
                                                        increase by 5,000,000 the number
                                                        of shares of common stock
                                                        reserved for issuance under the
                                                        plan
                                                        To approve an amendment to the     Issuer        Yes     For        For
                                                        1987 employee stock purchase
                                                        plan to increase by 1,000,000
                                                        the number of shares of common
                                                        stock reserved for issuance
                                                        under the plan
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as our
                                                        independent registered public
                                                        accounting firm for the fiscal
                                                        year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
UnderArmour Inc        UA       904311107    05/05/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Amended and restated 2005          Issuer        Yes     Against    Against
                                                        omnibus long-term incentive plan
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Pepsico                PEP      713448108    05/06/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Approval of independent            Issuer        Yes     For        For
                                                        registered Public Accounting Firm
                                                        Approval of PepsiCo inc.           Issuer        Yes     Against    Against
                                                        Executive incentive compensation
                                                        plan
                                                        Shareholder proposal - Beverage    Security      Yes     For        Against
                                                        Container Recycling report         holder
                                                        Shareholder proposal -             Security      Yes     Against    For
                                                        genetically engineered products    holder
                                                        report
                                                        Shareholder proposal -             Security      Yes     Against    For
                                                        charitable contributions           holder
                                                        Shareholder proposal - Advisory    Security      Yes     For        Against
                                                        Vote on Compensation               holder
------------------------------------------------------------------------------------------------------------------------------------
Sunpower Corporation   SPWRA    867652109    05/08/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of
                                                        PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm of the company
                                                        for fiscal year 2009
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp            WAT      941848103    05/12/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To approve the company's 2009      Issuer        Yes     For        For
                                                        employee stock purchase plan
                                                        To approve the company's           Issuer        Yes     Against    Against
                                                        management incentive plan
                                                        To ratify  the selection of        Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's independent registered
                                                        public accounting firm for the
                                                        fiscal year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline        GSK      37733W105    05/20/09   To receive and adopt the           Issuer        Yes     For        For
                                                        Directors' report and the
                                                        financial statements
                                                        To approve the remuneration        Issuer        Yes     For        For
                                                        report
                                                        A vote for all nominees            Issuer        Yes     For        For
                                                        Re-appointment of auditors         Issuer        Yes     For        For
                                                        Remuneration of auditors           Issuer        Yes     For        For
                                                        To authorize the company and its   Issuer        Yes     Against    Against
                                                        subsidiaries to make donations
                                                        to political organizations and
                                                        incur political expenditure
                                                        Authority to allot shares          Issuer        Yes     For        For
                                                        Disapplication of pre-emption      Issuer        Yes     For        For
                                                        rights
                                                        Authority for the company to       Issuer        Yes     For        For
                                                        purchase its own shares
                                                        Exemption from statement of        Issuer        Yes     For        For
                                                        senior statutory auditor's name
                                                        Reduced notice of a general        Issuer        Yes     Against    Against
                                                        meeting other than an AGM
                                                        Adoption of the GlaxoSmitKline     Issuer        Yes     Against    Against
                                                        2009 performance share plan
                                                        Adoption of the GSK 2009 share     Issuer        Yes     Against    Against
                                                        option plan
                                                        Adoption of the GSK 2009           Issuer        Yes     Against    Against
                                                        deferred annual bonus plan
------------------------------------------------------------------------------------------------------------------------------------
3M                     MMM      88579Y101    05/12/09   Election of all nominees           Issuer        Yes     For        For
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as 3m's
                                                        independent registered public
                                                        accounting firm
                                                        Stockholder proposal on special    Security      Yes     Against    For
                                                        meetings                           holder
                                                        Stockholder proposal on the        Security      Yes     Abstain    Abstain
                                                        vesting of stock options and       holder
                                                        awards
------------------------------------------------------------------------------------------------------------------------------------
Tupperware             TUP      899896104    05/13/09   Election of all nominees           Issuer        Yes     For        For
                                                        The proposal to ratify the         Issuer        Yes     For        For
                                                        appointment of the independent
                                                        registered public accounting firm
                                                        The shareholder proposal           Security      Yes     For        Against
                                                        regarding advisory vote on         holder
                                                        executive compensation
------------------------------------------------------------------------------------------------------------------------------------
Alcon                  ACL      H01301102    05/05/09   Approval of the 2008 annual        Issuer        Yes     For        For
                                                        report and accounts of Alcon,
                                                        Inc and the 2008 consolidated
                                                        financial statements of Alcon,
                                                        Inc and subsidiaries
                                                        Appropriation of available         Issuer        Yes     For        For
                                                        earnings and proposed dividend
                                                        to shareholders for the
                                                        financial year 2008
                                                        Discharge of the members of the    Issuer        Yes     For        For
                                                        Board of Directors for the
                                                        financial year 2008
                                                        Election of all nominees           Issuer        Yes     For        For
                                                        Approval of share cancellation     Issuer        Yes     For        For
                                                        Editorial amendments to the        Issuer        Yes     For        For
                                                        articles of association
------------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals    LPNT     53219L109    05/12/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        Ernst & Young as the company's
                                                        independent registered public
                                                        accounting firm for 2009
                                                        Reapproval of the issuance of      Issuer        Yes     Against    Against
                                                        common stock under the company's
                                                        management stock purchase plan
                                                        Reapproval of the issuance of      Issuer        Yes     For        For
                                                        awards under the company's
                                                        outside Directors stock and
                                                        incentive compensation plan
                                                        Reapproval of the company's        Issuer        Yes     For        For
                                                        executive performance incentive
                                                        plan
------------------------------------------------------------------------------------------------------------------------------------
Echostar Corporation   SATS     278768106    05/11/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as our independent
                                                        registered public accounting
                                                        firm for  the fiscal year ending
                                                        12/31/09
                                                        To amend and restate our           Issuer        Yes     For        For
                                                        employee stock purchase plan
                                                        To approve amendments to           Issuer        Yes     Against    Against
                                                        existing equity plans to allow
                                                        for stock award exchange programs
------------------------------------------------------------------------------------------------------------------------------------
Medco Health           MHS      58405U102    05/21/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of PriceWaterHouseCoopers as the
                                                        independent registered public
                                                        accounting firm of the company
                                                        for the 2009 fiscal year
                                                        Approval of the executive annual   Issuer        Yes     Against    Against
                                                        incentive plan
------------------------------------------------------------------------------------------------------------------------------------
BASF                   BASFY    055262505    04/30/09   Adoption of a resolution on the    Issuer        Yes     For        For
                                                        appropriation of profit
                                                        Adoption of a resolution giving    Issuer        Yes     For        For
                                                        formal approval to the actions
                                                        of the members of the
                                                        supervisory board
                                                        Adoption of a resolution giving    Issuer        Yes     For        For
                                                        formal approval to the actions
                                                        of the members of the Board of
                                                        executive Directors
                                                        Election of the auditor for the    Issuer        Yes     For        For
                                                        financial year 2009
                                                        Appointment of all nominees        Issuer        Yes     For        For
                                                        Adoption of a resolution on the    Issuer        Yes     For        For
                                                        removal of existing and the
                                                        creation of new authorized
                                                        capital and amendment of the
                                                        statutes
                                                        Adoption of a resolution on the    Issuer        Yes     Against    Against
                                                        amendment of article 10, no. 2
                                                        and no. 3 of the statues
                                                        Remuneration of the first          Issuer        Yes     For        For
                                                        supervisory Board of BASF
------------------------------------------------------------------------------------------------------------------------------------
Hasbro Inc             HAS      418056107    05/21/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Approval amendments to the         Issuer        Yes     Against    Against
                                                        restated 2003 stock incentive
                                                        performance plan
                                                        Approval the 2009 senior           Issuer        Yes     Against    Against
                                                        management annual performance
                                                        plan
                                                        Ratify the selection of KPMG as    Issuer        Yes     For        For
                                                        the company's independent
                                                        registered public accounting
                                                        firm for the 2009 fiscal year
------------------------------------------------------------------------------------------------------------------------------------
Atheros                ATHR     04743P108    05/21/09   Directors recommend a vote for     Issuer        Yes     For        For
Communications                                          all nominees
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp           CMCSA    20030N101    05/13/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of independent        Issuer        Yes     For        For
                                                        auditors
                                                        Approval of our 2002 employee      Issuer        Yes     For        For
                                                        stock purchase plan, as amended
                                                        and restated
                                                        Approval of our 2002 restricted    Issuer        Yes     Against    Against
                                                        stock plan as amended and
                                                        restated
                                                        Approval of our 2003 stock         Issuer        Yes     Against    Against
                                                        option plan, as amended and
                                                        restated
                                                        Identify all executive officers    Security      Yes     For        Against
                                                        who earn in excess of $500,000     holder
                                                        Obtain shareholder approval of     Security      Yes     For        Against
                                                        certain future death benefit       holder
                                                        arrangements
                                                        Adopt an annual vote on            Security      Yes     For        Against
                                                        executive compensation             holder
                                                        Adopt a recapitalization plan      Security      Yes     Against    For
                                                                                           holder
------------------------------------------------------------------------------------------------------------------------------------
Bunge Limited          BG       G16962105    05/08/09   Election of all nominees           Issuer        Yes     For        For
                                                        To appoint Deloitte & Touche as    Issuer        Yes     For        For
                                                        Bunge limited's independent
                                                        auditors for the fiscal year
                                                        ending 12/31/09 and to authorize
                                                        the audit committee of the Board
                                                        of Directors to determine the
                                                        independent auditors' fees
                                                        To approve the Bunge Limited       Issuer        Yes     Against    Against
                                                        2009 equity incentive plan
------------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical       STJ      790849103    05/08/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To approve the St. Jude medical    Issuer        Yes     Against    Against
                                                        Inc. management incentive
                                                        compensation plan
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Ernst & Young as the company's
                                                        independent registered Public
                                                        Accounting firm for 2009
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc    STLD     858119100    05/21/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To approve the audit committee's   Issuer        Yes     For        For
                                                        appointment of Ernst & Young as
                                                        Steel Dynamics Inc.'s
                                                        independent registered public
                                                        accounting firm for the year 2009
                                                        To give proxies discretion to      Issuer        Yes     For        For
                                                        vote on any other matters that
                                                        may properly come beofe the
                                                        meeting
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc          GPRO     36866T103    05/14/09   Election of all nominees           Issuer        Yes     For        For
                                                        To approve an amendment to the     Issuer        Yes     Against    Against
                                                        2003 incentive award plan of
                                                        Gen-Probe incorporated to
                                                        increase the number of shares of
                                                        common stock authorized for
                                                        issuance thereunder by 2,500,000
                                                        shares
                                                        To ratify the selection of Ernst   Issuer        Yes     For        For
                                                        & Young as the independent
                                                        auditors of Gen-Probe
                                                        incorporated for the fiscal year
                                                        ending 12/31/09
                                                        To approve, through a              Issuer        Yes     For        For
                                                        non-binding advisory vote, the
                                                        Board of Directors' proposed
                                                        appointment of Carl W. Hull to
                                                        the Board of Directors of
                                                        En-Probe incorporated, effective
                                                        5/18/09
------------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican       CMG      169656105    05/21/09   Directors recommend a vote for     Issuer        Yes     For        For
Grill                                                   all nominees
                                                        Proposal to ratify the selection   Issuer        Yes     For        For
                                                        of Ernst & Young as the
                                                        company's independent auditors
                                                        for the 2009 fiscal year
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom              JWN      655664100    05/19/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of independent registered public
                                                        accounting firm
                                                        Approval of executive management   Issuer        Yes     Against    Against
                                                        bonus plan
------------------------------------------------------------------------------------------------------------------------------------
Corn Products Inc      CPO      219023108    05/20/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the independent
                                                        registered public accounting
                                                        firm of the company and its
                                                        subsidiaries in respect of the
                                                        company's operations in 2009
                                                        To request the board of            Issuer        Yes     For        For
                                                        Directors to eliminate
                                                        classifications of the terms of
                                                        the Board of Directors to
                                                        require that all Directors stand
                                                        for election annually
------------------------------------------------------------------------------------------------------------------------------------
Viropharma Inc.        VPHM     928141108    05/22/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Amendment of 2000 employee stock   Issuer        Yes     For        For
                                                        purchase plan
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        KPMG as our independent
                                                        registered public accounting
                                                        firm for the fiscal year ending
                                                        12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands Inc     LTD      532716107    05/28/09   Election of all nominees           Issuer        Yes     For        For
                                                        The ratification of the            Issuer        Yes     For        For
                                                        appointment of the independent
                                                        registered public accountants
                                                        Proposal to approve the 2009       Issuer        Yes     Against    Against
                                                        restatement of the 1993 stock
                                                        option and performance incentive
                                                        plan
                                                        Proposal to amend our              Issuer        Yes     For        For
                                                        certificate of incorporation to
                                                        provide for the annual election
                                                        of Directors
------------------------------------------------------------------------------------------------------------------------------------
Mattel Inc             MAT      577081102    05/13/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        Mattel's independent registered
                                                        public accounting firm
                                                        Stockholder proposal regarding     Security      Yes     Against    For
                                                        certain reports by the Board of    holder
                                                        Directors
                                                        Stockholder proposal regarding     Security      Yes     Against    For
                                                        special shareowner meetings        holder
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores Inc.       ROST     778296103    05/20/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Deloitte & Touche as the
                                                        company's independent registered
                                                        public accounting firm for the
                                                        fiscal year ending 1/30/2010
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation      INTC     458140100    05/20/09   A vote for all nominees            Issuer        Yes     For        For
                                                        Ratification of selection of       Issuer        Yes     For        For
                                                        Ernst & Young as our independent
                                                        registered public accounting
                                                        firm for the current year
                                                        Amendment and extension of the     Issuer        Yes     Against    Against
                                                        2006 equity incentive plan
                                                        Approval of an employee stock      Issuer        Yes     Against    Against
                                                        option exchange program
                                                        Advisory vote on executive         Issuer        Yes     For        For
                                                        compensation
                                                        Stockholder proposal:              Security      Yes     Against    For
                                                        cumulative voting                  holder
                                                        Stockholder proposal human right   Security      Yes     Against    For
                                                        to water                           holder
------------------------------------------------------------------------------------------------------------------------------------
Panera Bread           PNRA     69840W108    05/21/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm for the company
                                                        for the fiscal year ending
                                                        12/29/09
------------------------------------------------------------------------------------------------------------------------------------
Nvdia Corp             NVDA     67066G104    05/20/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        The ratification of the            Issuer        Yes     For        For
                                                        selection of
                                                        PriceWaterHouseCoopers as the
                                                        independent registered public
                                                        accounting firm of NVIDIA
                                                        corporation for the fiscal year
                                                        ending Jan. 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
The Home Depot         HD       437076102    05/28/09   Election of all nominees           Issuer        Yes     For        For
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the independent
                                                        registered public accounting
                                                        firm of the company for the
                                                        fiscal year ending 1/31/2010
                                                        To amend the sixth article of      Issuer        Yes     For        For
                                                        the company's certificate of
                                                        incorporation to allow holders
                                                        of at least 25% of shares of the
                                                        company's outstanding common
                                                        stock to call a special meeting
                                                        of shareholders
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        cumulative voting                  holder
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        special shareholder meetings       holder
                                                        Shareholder proposal  regarding    Security      Yes     Against    For
                                                        employment diversity report        holder
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        executive officer compensation     holder
                                                        Shareholder proposal regarding     Security      Yes     Against    For
                                                        energy use                         holder
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co           TIF      886547108    05/21/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as the
                                                        company's independent registered
                                                        public accounting firm for
                                                        fiscal year 2009
                                                        Approval of an amendment to the    Issuer        Yes     Against    Against
                                                        Tiffany & Co. 2005 employee
                                                        incentive plan to increase by
                                                        2,500,000 the maximum number of
                                                        shares that may be issued under
                                                        the plan
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines     LUV      844741108    05/20/09   Directors recommend a vote for     Issuer        Yes     For        For
Inc                                                     all nominees
                                                        Approval of the Southwest          Issuer        Yes     For        For
                                                        Airlines Co. amended and
                                                        restated 1991 employee stock
                                                        purchase plan
                                                        Ratification of the selection of   Issuer        Yes     For        For
                                                        Ernst & Young as the company's
                                                        independent auditors for the
                                                        fiscal year ending 12/31/09
                                                        Reincorporation in a shareholder   Security      Yes     Against    For
                                                        friendly state                     holder
                                                        Adoption of principles for         Security      Yes     Against    For
                                                        Health care reform                 holder
------------------------------------------------------------------------------------------------------------------------------------
Amazon Com Inc         AMZN     023135106    05/28/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of Ernst & Young as the
                                                        company's independent auditors
                                                        for 2009
------------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club    BJ       05548J106    05/21/09   Election of all nominees           Issuer        Yes     For        For
Inc
                                                        Approval of the amendment to the   Issuer        Yes     Against    Against
                                                        2008 amended and restated
                                                        management incentive plan
                                                        Approval of the amendment to the   Issuer        Yes     Against    Against
                                                        2008 amended and restated growth
                                                        incentive plan
                                                        Approval of the amendment to the   Issuer        Yes     Against    Against
                                                        2007 stock incentive plan
                                                        Ratification of the audit          Issuer        Yes     For        For
                                                        committee's selection of
                                                        PriceWaterHouseCoopers as the
                                                        company's independent registered
                                                        public accounting firm for the
                                                        fiscal year ending 1/30/2010
------------------------------------------------------------------------------------------------------------------------------------
Walmart Stores Inc     WMT      931142103    06/05/09   Election of all nominees           Issuer        Yes     For        For
                                                        Ratification of Ernst & Young as   Issuer        Yes     For        For
                                                        independent accountants
                                                        Gender identity                    Security      Yes     For        Against
                                                        non-Discrimination policy          holder
                                                        Pay for superior performance       Security      Yes     Against    For
                                                                                           holder
                                                        Advisory vote on executive         Security      Yes     For        Against
                                                        compensation                       holder
                                                        Political contributions report     Security      Yes     For        Against
                                                                                           holder
                                                        Special shareowner meetings        Security      Yes     Against    For
                                                                                           holder
                                                        Incentive compensation to be       Security      Yes     Against    For
                                                        stock options                      holder
------------------------------------------------------------------------------------------------------------------------------------
Netflix Com Inc        NFLX     64110L106    05/28/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the company's
                                                        independent registered public
                                                        accounting firm for the year
                                                        ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Digital River Inc      DRIV     25388B104    05/28/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To approve an amendment to the     Issuer        Yes     Against    Against
                                                        2007 equity incentive plan to
                                                        among other things, reserve an
                                                        additional 2,650,000 shares of
                                                        common stock for issuance
                                                        thereunder
                                                        To ratify the selection by the     Issuer        Yes     For        For
                                                        audit committee of the Board of
                                                        Directors of Ernst & Young as
                                                        independent auditors of the
                                                        company for its fiscal year
                                                        ending 12/31/2009
------------------------------------------------------------------------------------------------------------------------------------
J Crew Group Inc       JCG      46612H402    06/04/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratify the appointment of KPMG     Issuer        Yes     For        For
                                                        as the company's independent
                                                        registered public accounting
                                                        firm for fiscal year 2009
------------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor  CY       232806109    05/22/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        The ratification of the            Issuer        Yes     For        For
                                                        appointment of
                                                        PriceWaterHouseCoopers as  our
                                                        independent registered public
                                                        accounting firm for fiscal year
                                                        2009
                                                        The approval of a 1994 stock       Issuer        Yes     Against    Against
                                                        plan amendment to provide stock
                                                        option exchange flexibility
------------------------------------------------------------------------------------------------------------------------------------
Target Corporation     TGT      87612E106    05/28/09   Determination that the number of   Issuer        Yes     For        For
                                                        Directors constituting our Board
                                                        of Directors shall be 12
                                                        Company proposal to ratify the     Issuer        Yes     For        For
                                                        appointment of Ernst & Young as
                                                        the independent registered
                                                        public accounting firm
                                                        Company proposal to approve the    Issuer        Yes     Against    Against
                                                        performance measures available
                                                        under the Target Corporation
                                                        long-term incentive plan
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        annual advisory vote on            holder
                                                        executive compensation
------------------------------------------------------------------------------------------------------------------------------------
Autodesk               ADSK     052769106    06/11/09   Election of all nominees           Issuer        Yes     For        For
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of Ernst & Young as
                                                        autodesk's independent
                                                        registered public accounting
                                                        firm for the fiscal year ending
                                                        1/31/2010
                                                        Proposal to approve the 2010       Issuer        Yes     Against    Against
                                                        outside Directors' stock plan
------------------------------------------------------------------------------------------------------------------------------------
Progenics              PGNX     743187106    06/08/09   Directors recommend a vote for     Issuer        Yes     For        For
Pharmaceuticals                                         election of all nominees
                                                        The approval of  amendments to     Issuer        Yes     For        For
                                                        the company's 1998 employee
                                                        stock purchase plan and 1998
                                                        non-qualified employee stock
                                                        purchase plan to increase the
                                                        number of shares of common stock
                                                        reserved for issuance thereunder
                                                        to 3,400,000 and 1,100,000.
                                                        Respectively, and to make
                                                        certain other changes to the
                                                        terms of the plans
                                                        The approval of an amendment to    Issuer        Yes     Against    Against
                                                        the company's 2005 stock
                                                        incentive plan to increase the
                                                        number of shares of common stock
                                                        reserved for issuance thereunder
                                                        to 5,450,000 and to make certain
                                                        other changes to the terms of
                                                        the plan
                                                        The ratification of the            Issuer        Yes     For        For
                                                        selection of
                                                        PriceWaterHouseCoopers as the
                                                        company's independent registered
                                                        public accounting firm for 2009
                                                        The authority to vote in their     Issuer        Yes     For        For
                                                        discretion on such other
                                                        business as may properly come
                                                        before the meeting
------------------------------------------------------------------------------------------------------------------------------------
Dreamworks Animation   DWA      26153C103    06/10/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Proposal to approve the amended    Issuer        Yes     Against    Against
                                                        and restated 2008 omnibus
                                                        incentive compensation plan
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of Ernst & Young as
                                                        the company's independent
                                                        registered public accounting
                                                        firm for the year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Petsmart Inc           PETM     716768106    06/17/09   Election of all nominees           Issuer        Yes     For        For
                                                        To amend our restated              Issuer        Yes     For        For
                                                        certificate of incorporation to
                                                        eliminate our classified Board
                                                        Structure
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        Deloitte & Touche as our
                                                        independent registered public
                                                        accounting firm for our 2009
                                                        fiscal year ending 12/31/10
                                                        To amend our executive             Issuer        Yes     Against    Against
                                                        short-term incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc        CAT      149123101    06/10/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Ratify auditors                    Issuer        Yes     For        For
                                                        Shareholder proposal annual        Security      Yes     For        Against
                                                        election of Directors              holder
                                                        Shareholder proposal Election      Security      Yes     For        Against
                                                        majority vote standard             holder
                                                        Shareholder proposal Foreign       Security      Yes     For        Against
                                                        military sales                     holder
                                                        Shareholder proposal Simple        Security      Yes     For        Against
                                                        majority vote                      holder
                                                        Shareholder proposal independent   Security      Yes     Against    For
                                                        compensation consultant            holder
                                                        Shareholder proposal independent   Security      Yes     Against    For
                                                        chairman of the Board              holder
                                                        Shareholder proposal - lobbying    Security      Yes     Against    For
                                                        priorities                         holder
------------------------------------------------------------------------------------------------------------------------------------
Emcor Group Inc        EME      29084Q100    06/16/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Appointment of Ernst & Young as    Issuer        Yes     For        For
                                                        independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc       ARO      7865108      06/18/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        To ratify the selection by the     Issuer        Yes     For        For
                                                        audit committee of the Board of
                                                        Directors of Deloitte & Touche
                                                        as the company's independent
                                                        auditors for the fiscal year
                                                        ending 1/30/10
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor   TSM      874039100    06/10/09   Vote for all nominees              Issuer        Yes     For        For
                                                        To accept 2008 business report     Issuer        Yes     For        For
                                                        and financial statements
                                                        To approve the proposal for        Issuer        Yes     For        For
                                                        distribution of 2008 profits
                                                        To approve the capitalization of   Issuer        Yes     For        For
                                                        2008 dividends, 2008 employee
                                                        profit sharing and capital
                                                        surplus
                                                        To revise internal policies and    Issuer        Yes     For        For
                                                        rules as follows: Procedures for
                                                        lending funds to other parties,
                                                        Procedures for endorsement and
                                                        guarantee
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corp           SMTC     816850101    06/25/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Proposal to ratify the selection   Issuer        Yes     For        For
                                                        of Ernst & Young as the
                                                        company's independent registered
                                                        public accountant for the
                                                        current fiscal year
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co.           BBY      086516101    06/24/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of the appointment    Issuer        Yes     For        For
                                                        of Deloitte & Touche as our
                                                        independent public accounting
                                                        firm for the fiscal year that
                                                        began on March 1, 2009
                                                        Approval of amendments to our      Issuer        Yes     Against    Against
                                                        2004 omnibus stock and incentive
                                                        plan as amended
                                                        Approval of amendment to article   Issuer        Yes     For        For
                                                        IX of our amended and restated
                                                        articles of incorporation to
                                                        change approval required
                                                        Approval of an amendment to        Issuer        Yes     Against    Against
                                                        article IX of our articles to
                                                        decrease the shareholder
                                                        approval required to amend
                                                        article IX
                                                        Approval of amendment to article   Issuer        Yes     Against    Against
                                                        IX of our articles to decrease
                                                        shareholder approval required to
                                                        remove Directors without cause
                                                        Approval of amendment to article   Issuer        Yes     Against    Against
                                                        IX to decrease shareholder
                                                        approval required to amend
                                                        classified Board provisions
                                                        Approval of an amendment to        Issuer        Yes     Against    Against
                                                        article X to decrease
                                                        shareholder approval required
                                                        for certain repurchases of stock
                                                        Approval of an amendment to        Issuer        Yes     Against    Against
                                                        articles X of our articles to
                                                        decrease the shareholder
                                                        approval required to amend
                                                        article X
------------------------------------------------------------------------------------------------------------------------------------



Name of Fund: Hussman Strategic Total Return Fund (HSTRX)
------------------------------------------------------------------------------------------------------------------------------------
For shareholder meetings held from July 1, 2008 through June 30, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               How did
                                                                                                               the Fund   Did the
                                                                                                               Cast its     Fund
                                                                     Brief                Proposed      Did      Vote?      vote
                                            Shareholder         Identification          by Issuer or    the       FOR,     For or
                      Ticker                  Meeting            of the Matter            Security      Fund    AGAINST,   Against
  Issuer Name         Symbol      CUSIP        Date                Voted On                Holder?      Vote?   ABSTAIN  Management?
------------------------------------------------------------------------------------------------------------------------------------
Randgold Resources     GOLD     752344309    07/28/08   Approve restricted share scheme    Issuer        Yes     For        For
------------------------------------------------------------------------------------------------------------------------------------
Compania De Minas      BVN      204448104    10/06/08   To approve the issuance of         Issuer        Yes     For        For
Buenaventura                                            unsecured notes and delegate the
                                                        power to the board of Directors
                                                        to fix the final conditions for
                                                        the issuance, such as amount,
                                                        term, price and others
------------------------------------------------------------------------------------------------------------------------------------
Harmony Gold           HMY      413216300    11/24/08   Adoption of the consolidated       Issuer        Yes     For        For
                                                        annual financial statements for
                                                        the financial year 2008
                                                        Election of all nominees           Issuer        Yes     For        For
                                                        Re-appointment of                  Issuer        Yes     For        For
                                                        PriceWaterHouseCoopers as
                                                        external auditors
                                                        Increase in non-executive          Issuer        Yes     For        For
                                                        Directors' fees
                                                        Placement of 10% of the unissued   Issuer        Yes     For        For
                                                        ordinary shares of the
                                                        Directors' control
                                                        General authority for Directors    Issuer        Yes     For        For
                                                        to allot and issue equity
                                                        securities for cash of up to 10%
------------------------------------------------------------------------------------------------------------------------------------
Compania DE Minas      BVN      204448104    03/27/09   To approve the annual report as    Issuer        Yes     For        For
                                                        of 12/31/08
                                                        To approve the financial           Issuer        Yes     For        For
                                                        statements as of December 31,
                                                        2008
                                                        To appoint Ernst and Young as      Issuer        Yes     For        For
                                                        external auditors for fiscal
                                                        year 2009
                                                        To approve the payment of a cash   Issuer        Yes     For        For
                                                        dividend according to the
                                                        company's dividend policy
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining         NEM      651639106    04/29/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Ratify the audit committee's       Issuer        Yes     For        For
                                                        appointment of
                                                        PriceWaterHouseCoopers as
                                                        Newmont's independent auditors
                                                        for 2009
                                                        Consider and act upon a            Security      Yes     Against    For
                                                        stockholder proposal regarding     holder
                                                        special meetings as set forth in
                                                        the accompanying proxy
                                                        statement, if introduced at the
                                                        meeting
                                                        Consider and act upon a            Security      Yes     Against    For
                                                        stockholder proposal to approve    holder
                                                        majority voting for the election
                                                        of Directors in a non-contested
                                                        election as set forth in the
                                                        accompanying proxy statement if
                                                        introduced at the meeting
------------------------------------------------------------------------------------------------------------------------------------
Scana Corp             SCG      80589M102    04/23/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Approval of appointment of         Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------
DPL                    DPL      233293109    04/29/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of KPMG as            Issuer        Yes     For        For
                                                        independent public accountant
------------------------------------------------------------------------------------------------------------------------------------
Ameren Corp            AEE      023608102    04/28/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent registered public
                                                        accounting firm
                                                        Shareholder proposal relating to   Shareholder   Yes     Against    For
                                                        releases from the Callaway plan
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp      ABX      067901108    04/29/09   Election of all nominees           Issuer        Yes     For        For
                                                        Resolution approving the           Issuer        Yes     For        For
                                                        appointment of
                                                        PriceWaterHouseCoopers as the
                                                        auditors of Barrick and
                                                        authorizing the Directors to fix
                                                        their remuneration
                                                        Shareholder resolution set out     Security      Yes     For        Against
                                                        in schedule B to the               holder
                                                        accompanying management proxy
                                                        circular(community engagement
                                                        report)
------------------------------------------------------------------------------------------------------------------------------------
Randgold Resources     GOLD     752344309    05/05/09   Adoption of the Directors'         Issuer        Yes     For        For
Limited                                                 report and accounts
                                                        Election of all nominees           Issuer        Yes     For        For
                                                        Adoption of the report of the      Issuer        Yes     For        For
                                                        remuneration committee
                                                        Approve the fees payable to        Issuer        Yes     For        For
                                                        Directors
                                                        Re-appoint Bdo Stoy Hayward as     Issuer        Yes     For        For
                                                        auditors of the company
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.         DTE      233331107    04/30/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Independent registered public      Issuer        Yes     For        For
                                                        accounting firm
                                                        Shareholder proposal regarding     Security      Yes     For        Against
                                                        political contributions            holder
                                                        Shareholder proposal regarding     Security      Yes     For        For
                                                        election of Directors by           holder
                                                        majority vote
------------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings         POM      713291102    05/15/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        A proposal to ratify the           Issuer        Yes     For        For
                                                        appointment of
                                                        PriceWaterHouseCoopers as
                                                        independent registered public
                                                        accounting firm of the company
                                                        for 2009
------------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp    LNT      018802108    05/14/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        election of all nominees
                                                        Proposal to ratify the             Issuer        Yes     For        For
                                                        appointment of Deloitte & Touche
                                                        as the company's independent
                                                        registered Public accounting
                                                        firm for 2009
------------------------------------------------------------------------------------------------------------------------------------
Agnico Eagle Mines     AEM      008474108    04/30/09   Appointment of Ernst & Young as    Issuer        Yes     For        For
Ltd                                                     auditors of the corporation and
                                                        authorizing the Directors to fix
                                                        their remuneration
                                                        Election of all nominees           Issuer        Yes     For        For
                                                        An ordinary resolution approving   Issuer        Yes     For        For
                                                        an amendment to Agnico-Eagles's
                                                        employee share purchase plan
                                                        An ordinary resolution approving   Issuer        Yes     Against    Against
                                                        an amendment of Agnico-Eagles'
                                                        stock option plan
                                                        An ordinary resolution             Issuer        Yes     For        For
                                                        confirming the amendments to the
                                                        amended and restated bylaws of
                                                        the company
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp               GG       380956409    05/22/09   Vote for all nominees              Issuer        Yes     For        For
                                                        Authorize Deloitte & Touche as     Issuer        Yes     For        For
                                                        accountants and authorize the
                                                        Directors to fix their
                                                        remuneration
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap      PNW      723484101    05/20/09   Directors recommend a vote for     Issuer        Yes     For        For
                                                        all nominees
                                                        Ratify the appointment of          Issuer        Yes     For        For
                                                        Deloitte & Touche as the
                                                        company's independent auditors
                                                        for the year ending 12/31/09
                                                        Shareholder proposal asking the    Security      Yes     Against    For
                                                        company to amend the bylaws to     holder
                                                        allow shareholders owning 10% of
                                                        the company's common stock to
                                                        call special shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Consoldated Edison     ED       209115104    05/18/09   Election of all nominees           Issuer        Yes     For        For
Inc
                                                        Ratification of appointment of     Issuer        Yes     For        For
                                                        independent accountants
                                                        Additional compensation            Issuer        Yes     For        Against
                                                        information
------------------------------------------------------------------------------------------------------------------------------------
Anglogold Ashanti      AU       035128206    05/15/09   Adoption of Financial statements   Issuer        Yes     For        For
Limited
                                                        Re-appointment of Ernst & Young    Issuer        Yes     For        For
                                                        as auditors of the company
                                                        Re-election of Directors           Issuer        Yes     For        For
                                                        General authority to Directors     Issuer        Yes     For        For
                                                        to allot and issue ordinary
                                                        shares
                                                        Authority to Directors to issue    Issuer        Yes     For        For
                                                        ordinary shares for cash
                                                        Increase in non-executive          Issuer        Yes     For        For
                                                        Directors' Fees
                                                        General authority to Directors     Issuer        Yes     For        For
                                                        to issue convertible bonds
                                                        Increase in share capital          Issuer        Yes     For        For
                                                        Amendments to the company's        Issuer        Yes     For        For
                                                        articles of association
------------------------------------------------------------------------------------------------------------------------------------
Stillwater Mining      SWC      86074Q102    05/07/09   Directors recommend a vote for     Issuer        Yes     For        For
Company                                                 all nominees
                                                        To ratify the appointment of       Issuer        Yes     For        For
                                                        KPMG as the company's
                                                        independent registered
                                                        accounting firm
------------------------------------------------------------------------------------------------------------------------------------